UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
5/31/13 (Unaudited)

CORPORATE BONDS AND NOTES (85.6%)(a)
			Principal amount	Value

Advertising and marketing services (0.5%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			$2,995,000	$2,306,149

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			1,376,000	1,176,480

Griffey Intermediate, Inc. / Griffey Finance Sub LLC 144A sr. notes 7s, 2020			1,680,000	1,701,000

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			1,465,000	1,582,200

				6,765,829
Automotive (1.1%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			2,525,000	2,853,249

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			875,000	989,853

General Motors Escrow escrow notes 8 1/4s, 2023			2,555,000	38,325

General Motors Financial Co., Inc. 144A sr. unsec. notes 4 1/4s, 2023			950,000	926,250

Motors Liquidation Co. Escrow escrow notes 8 3/8s, 2033			2,390,000	35,850

Navistar International Corp. sr. notes 8 1/4s, 2021			3,786,000	3,899,579

Schaeffler Finance BV sr. notes Ser. REGS, 8 3/4s, 2019 (Netherlands)		EUR	345,000	511,191

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)			$2,485,000	2,820,475

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)			945,000	1,067,850

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)			1,515,000	1,488,488

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			1,055,000	1,211,931

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			680,000	702,100

				16,545,141
Basic materials (7.5%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			950,000	1,030,750

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			1,710,000	2,118,709

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			990,000	994,950

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			1,510,000	1,542,088

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			1,650,000	1,685,063

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			4,755,000	5,123,513

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			235,000	236,175

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			960,000	1,029,600

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			1,510,000	1,547,750

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			2,818,000	3,106,844

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016 (Mexico)			1,745,000	1,849,700

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			1,595,000	1,786,400

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)			1,230,000	1,223,850

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			2,532,000	2,747,220

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021			290,000	292,175

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			1,425,000	1,485,563

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			865,000	877,975

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			1,565,000	1,654,988

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			1,635,000	1,724,925

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			15,000	15,469

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			2,677,000	2,723,848

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			1,515,000	1,530,150

HD Supply, Inc. company guaranty sr. unsec. sub. notes 10 1/2s, 2021			1,330,000	1,384,863

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			3,371,000	3,960,925

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			2,115,000	2,241,900

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			120,000	124,800

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020			685,000	712,400

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			400,000	407,000

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			2,050,000	2,139,688

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC 144A company guaranty sr. notes 8 7/8s, 2018			1,017,000	1,061,494

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			1,903,000	2,126,603

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			2,465,000	2,723,825

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			2,465,000	2,489,650

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			2,755,000	2,520,825

Ineos Finance PLC 144A company guaranty sr. bonds 8 3/8s, 2019 (United Kingdom)			1,380,000	1,538,700

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			615,000	674,963

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			525,000	521,063

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	2,150,000	2,830,985

Inmet Mining Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			$600,000	612,000

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			3,490,000	4,022,224

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,310,000	1,477,025

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			275,000	325,102

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	785,000	902,969

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			$915,000	985,913

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			120,000	129,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			1,510,000	1,600,600

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			760,000	784,320

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			1,770,000	1,977,975

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			830,000	869,425

Orion Engineered Carbons Bondco GmbH 144A company guaranty sr. notes 9 5/8s, 2018 (Germany)			226,000	251,425

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			2,380,000	2,457,350

PQ Corp. 144A sr. notes 8 3/4s, 2018			1,915,000	2,039,474

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			2,183,000	2,428,588

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			2,000,000	2,160,000

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			420,000	428,400

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			1,262,000	1,403,975

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			1,515,000	1,526,363

Smurfit Kappa Acquisition company guaranty sr. bonds 7 1/4s, 2017 (Ireland)		EUR	200,000	274,528

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			$980,000	1,010,613

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			1,231,000	1,360,255

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			630,000	694,575

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			435,000	474,150

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			580,000	630,750

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			270,000	280,800

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			2,815,000	3,187,987

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			2,335,000	2,463,425

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			2,850,000	2,800,125

USG Corp. sr. unsec. notes 9 3/4s, 2018			2,109,000	2,483,348

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			2,350,000	2,444,000

Weyerhaeuser Co. sr. unsec. unsub. debs. 7 1/8s, 2023(R)			1,530,000	1,901,241

				110,175,314
Broadcasting (2.3%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			1,391,000	1,380,568

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			3,725,000	3,743,625

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			4,520,000	4,802,499

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			2,775,000	2,927,625

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			2,070,000	2,121,750

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			2,520,000	2,942,100

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			1,800,000	1,926,000

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021			965,000	1,027,725

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			2,300,000	2,449,499

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017			2,330,000	2,533,875

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			945,000	940,275

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022			1,010,000	1,052,925

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			2,515,000	2,722,488

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			1,475,000	1,615,125

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 7 5/8s, 2018			1,305,000	1,435,500

				33,621,579
Building materials (1.0%)

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			2,170,000	2,343,600

Building Materials Corp. 144A sr. notes 7s, 2020			1,385,000	1,481,950

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			2,860,000	3,339,049

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			2,844,000	3,156,840

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			3,111,000	3,453,210

Owens Corning company guaranty sr. unsec. notes 9s, 2019			642,000	818,550

				14,593,199
Cable television (2.9%)

Adelphia Communications Corp. escrow bonds zero %, 2014			81,000	608

Adelphia Communications Corp. escrow bonds zero %, 2014			2,223,000	16,673

Adelphia Communications Corp. escrow bonds zero %, 2013			4,000	30

Adelphia Communications Corp. escrow bonds zero %, 2013			4,000	30

Adelphia Communications Corp. escrow bonds zero %, 2013			2,906,000	21,795

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			1,627,000	1,757,160

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			2,947,000	3,433,255

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			755,000	855,038

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			903,000	1,020,390

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			2,142,000	2,302,650

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			1,205,000	1,208,013

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			1,885,000	2,097,062

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			835,000	897,625

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			1,000,000	980,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			2,351,000	2,512,631

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			1,540,000	1,720,950

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			1,805,000	2,023,856

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			2,125,000	2,247,188

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			1,275,000	1,408,875

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			2,040,000	2,218,500

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			2,310,000	2,367,749

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	1,680,000	1,789,640

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			$1,275,000	1,374,299

Videotron Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			3,210,000	3,290,250

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 5 1/4s, 2022 (United Kingdom)			1,000,000	1,009,501

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2022 (United Kingdom)			1,065,000	1,070,619

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			4,634,000	5,224,835

				42,849,222
Capital goods (6.3%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			3,910,000	4,193,475

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			5,825,000	6,655,062

ARD Finance SA sr. notes Ser. REGS, 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	334,302	469,126

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	2,020,000	2,824,690

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		EUR	790,000	1,104,706

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)			$350,000	378,875

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. notes 4 7/8s, 2022 (Ireland)			1,115,000	1,115,000

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)			2,200,000	2,288,000

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			825,000	866,250

Ball Corp. company guaranty sr. unsec. notes 4s, 2023			565,000	542,400

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			1,695,000	1,856,025

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			1,627,000	1,879,185

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			2,775,000	2,892,938

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			1,421,000	1,484,945

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			1,325,000	1,556,875

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			3,934,000	4,445,419

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			360,000	405,900

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			1,010,000	987,275

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	610,000	860,287

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			$2,035,000	2,159,644

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			3,185,000	3,431,838

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			2,430,000	1,567,350

Gestamp Funding Luxemburg SA 144A sr. notes 5 5/8s, 2020 (Luxembourg)			1,535,000	1,501,416

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			1,005,000	1,045,200

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			1,690,000	1,842,100

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			5,431,000	7,119,695

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			835,000	887,188

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			1,525,000	1,504,031

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			4,005,000	4,125,150

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			2,640,000	2,824,800

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			2,825,000	3,051,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			1,235,000	1,352,325

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			1,430,000	1,451,450

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			2,870,000	3,128,300

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			195,000	204,750

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			785,000	800,700

Silver II Borrower/Silver II US Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 3/4s, 2020 (Luxembourg)			1,025,000	1,063,438

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			1,040,000	1,125,800

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			2,120,000	2,310,800

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			590,000	632,775

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			3,450,000	3,648,375

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			3,130,000	3,411,700

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			2,845,000	3,104,606

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021			2,040,000	2,080,800

				92,181,664
Coal (0.9%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			1,040,000	930,800

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			1,550,000	1,395,000

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			4,445,000	4,911,724

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			3,535,000	3,782,450

Murray Energy Corp. 144A company guaranty sr. notes 8 5/8s, 2021			280,000	289,100

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			218,000	248,520

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			262,000	282,305

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			1,310,000	1,401,700

				13,241,599
Commercial and consumer services (1.4%)

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			1,080,000	1,171,800

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			4,155,000	4,269,263

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			453,000	508,493

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			3,040,000	3,366,800

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			1,265,000	1,113,200

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			3,875,000	4,349,687

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			2,739,000	3,019,748

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			1,404,000	1,330,290

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			1,565,675	1,620,474

				20,749,755
Consumer (0.1%)

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			140,000	151,200

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			175,000	188,125

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			1,604,000	1,724,299

				2,063,624
Consumer staples (6.1%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			730,000	855,013

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			705,000	767,569

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. sr. unsec. notes 144A 5 1/2s, 2023			1,010,000	1,020,100

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			1,385,000	1,385,000

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			1,830,000	2,067,900

Carrols Restaurant Group, Inc. company guaranty sr. notes 11 1/4s, 2018			1,625,000	1,834,219

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			2,695,000	2,890,387

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			680,000	710,600

Claire's Stores, Inc. 144A sr. notes 9s, 2019			3,095,000	3,489,613

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			675,000	663,188

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			270,000	263,250

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			3,123,000	3,599,258

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			1,205,000	1,352,613

Corrections Corp. of America 144A sr. unsec. notes 4 5/8s, 2023(R)			680,000	690,200

Corrections Corp. of America 144A sr. unsec. notes 4 1/8s, 2020(R)			545,000	547,044

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			2,962,000	3,324,845

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			583,000	671,908

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			2,215,000	2,500,181

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			3,435,000	3,864,375

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			1,455,000	1,620,506

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Austria)			1,845,000	1,846,463

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			3,060,000	3,037,050

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			1,315,000	1,428,419

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			920,000	1,000,500

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			1,605,000	1,693,275

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	2,245,000	3,067,190

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014 (Brazil)			$1,050,000	1,128,750

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			900,000	987,750

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			3,390,000	3,635,774

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			1,520,000	1,611,200

Landry's Inc. 144A sr. unsec. notes 9 3/8s, 2020			2,645,000	2,876,438

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			1,265,000	1,372,525

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			1,200,000	1,338,000

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			1,250,000	1,392,188

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			3,090,000	3,337,200

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			3,210,000	3,266,175

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			880,000	1,008,700

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			1,951,000	2,004,653

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			3,767,000	3,898,845

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			2,300,000	2,596,124

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			740,000	832,500

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			1,960,000	2,229,500

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			2,442,000	2,701,463

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			2,520,000	2,790,900

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			2,560,000	2,883,200

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			979,000	1,049,978

				89,132,529
Energy (oil field) (0.9%)

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			2,437,000	2,595,405

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			1,415,000	1,542,350

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			2,918,000	2,954,474

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			2,800,000	3,035,705

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			2,030,000	2,095,975

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			505,000	542,875

				12,766,784
Entertainment (1.1%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			2,680,000	3,095,400

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			1,160,000	1,278,900

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			420,000	466,200

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			1,360,000	1,360,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			345,000	387,090

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			770,000	781,550

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			1,345,000	1,503,037

Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			345,000	343,706

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			2,715,000	3,095,099

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025			1,020,000	1,014,900

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023(FWC)			1,040,000	1,042,600

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			1,880,000	1,889,400

				16,257,882
Financials (8.2%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020			2,720,000	2,869,599

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			1,573,000	1,565,135

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			1,250,000	1,278,125

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017			1,320,000	1,422,300

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			1,270,000	1,511,300

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,350,000	1,576,125

Ally Financial, Inc. unsec. sub. notes 8s, 2018			1,542,000	1,804,140

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			2,202,000	2,884,620

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)			1,140,000	1,071,600

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			1,732,000	1,870,560

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			1,322,000	1,402,642

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			405,000	403,988

CIT Group, Inc. sr. unsec. notes 5s, 2022			850,000	905,250

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			1,875,000	2,020,313

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			2,390,000	2,688,750

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			1,800,000	1,948,500

Citigroup, Inc. unsec. sub. notes 4 3/4s, 2019		EUR	870,000	1,134,808

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			$1,115,000	1,109,425

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			1,500,000	1,635,000

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			2,950,000	2,905,750

Dresdner Funding Trust I 144A bonds 8.151s, 2031			4,775,000	5,085,374

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			3,910,000	4,105,500

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 6.071s, perpetual maturity (Jersey)			1,625,000	1,482,813

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			2,655,000	2,979,789

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			1,050,000	1,022,427

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			496,000	529,480

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			4,945,000	5,241,700

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			490,000	534,100

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			2,715,000	2,905,050

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			1,045,000	1,086,800

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			955,000	945,450

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			1,605,000	1,733,400

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			1,985,000	2,302,600

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, perpetual maturity (United Kingdom)			990,000	1,053,113

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			550,000	574,750

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,565,000	1,870,175

Lloyds TSB Bank PLC jr. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	1,765,000	4,109,416

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			$1,530,000	1,675,350

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			1,317,000	1,410,836

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019			675,000	772,875

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2020			2,270,000	2,485,650

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 9 5/8s, 2019			430,000	490,200

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			1,160,000	1,183,200

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			1,715,000	1,830,763

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			1,125,000	1,189,688

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			1,780,000	1,909,050

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			1,400,000	1,470,000

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021			2,750,000	2,866,875

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			2,310,000	2,685,375

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			1,785,000	2,030,438

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			2,781,000	2,829,668

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			1,835,000	2,055,200

Regions Bank unsec. sub. notes 7 1/2s, 2018			656,000	796,042

Royal Bank of Scotland PLC jr. sub. FRN notes Ser. MTN, 7.64s, perpetual maturity (United Kingdom)			1,200,000	1,158,000

Royal Bank of Scotland PLC (The) jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)			5,780,000	6,083,450

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			5,485,000	6,088,349

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			6,015,000	6,233,044

Springleaf Finance Corp. 144A sr. unsec. notes 6s, 2020			1,175,000	1,133,875

				119,947,795
Gaming and lottery (2.7%)

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			3,047,000	3,050,809

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			536,000	332,320

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			1,531,000	1,599,895

Caesars Entertainment Operating Co., Inc. 144A company guaranty sr. notes 9s, 2020			7,550,000	7,266,874

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			1,900,000	2,085,250

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	3,285,000	3,345,678

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			$770,000	766,150

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			1,770,000	1,938,150

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			2,050,000	2,214,000

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			4,615,000	323,050

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			5,329,465	5,722,512

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			1,475,000	1,543,219

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			2,035,000	2,238,500

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			2,821,000	3,272,360

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			3,672,000	3,901,500

				39,600,267
Health care (6.6%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			1,365,000	1,423,013

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			2,795,000	2,906,800

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			2,083,000	2,275,678

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020			2,835,000	2,983,838

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			2,365,000	2,533,506

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	2,945,000	4,347,305

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			$2,980,000	3,061,950

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			2,165,000	2,267,838

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			950,000	1,045,000

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	1,000,000	1,392,591

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$5,375,000	6,167,812

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			1,816,000	1,979,440

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			1,295,000	1,392,125

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			1,945,000	2,134,638

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			4,355,000	4,746,950

HCA, Inc. sr. notes 6 1/2s, 2020			6,665,000	7,531,450

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			705,000	823,088

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			4,218,000	4,529,078

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			2,254,000	2,355,430

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			980,000	1,036,350

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			1,175,000	1,260,188

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			2,505,000	2,858,831

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			4,810,000	5,266,950

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			1,453,000	1,511,120

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			2,015,000	2,256,800

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			1,645,000	1,793,050

Service Corp. International/US sr. notes 7s, 2019			1,100,000	1,188,000

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			4,117,000	4,374,313

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			2,025,000	2,176,875

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			3,185,000	3,312,399

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			762,852	766,666

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			330,000	356,400

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			2,270,000	2,514,025

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 1/2s, 2021			685,000	673,013

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 3/8s, 2021			2,125,000	2,061,250

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			1,880,000	2,100,900

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			410,000	441,775

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			1,555,000	1,659,963

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			3,345,000	3,570,788

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/4s, 2017			430,000	453,650

				97,530,836
Homebuilding (2.0%)

Beazer Homes USA, Inc. company guaranty sr. notes 6 5/8s, 2018			1,705,000	1,847,794

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			2,041,000	2,265,510

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			335,000	361,800

Beazer Homes USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2023			725,000	767,594

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			2,880,000	3,081,600

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			725,000	821,063

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			675,000	744,188

Lennar Corp. 144A company guaranty sr. unsec. notes 5s, 2022			980,000	980,000

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			3,915,000	4,326,074

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			2,460,000	2,453,850

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			3,070,000	3,565,038

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,450,000	1,631,250

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			585,000	678,600

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			500,000	548,750

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			625,000	707,813

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			507,000	562,770

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			955,000	962,163

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			2,384,000	2,658,160

				28,964,017
Household furniture and appliances (0.2%)

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			2,253,000	2,331,854

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			255,000	275,081

				2,606,935
Lodging/Tourism (1.6%)

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			1,010,000	1,123,625

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017(PIK)			5,238,321	5,709,770

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			1,287,000	1,409,265

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			3,550,000	3,789,624

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			720,000	732,600

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			3,225,000	3,680,531

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			965,000	1,061,500

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			1,715,000	1,869,350

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			1,575,000	1,862,438

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			1,505,000	1,730,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			570,000	617,025

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			500,000	502,500

				24,088,978
Media (0.1%)

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			770,000	427,350

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			385,000	423,500

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020			1,093,000	1,098,464

				1,949,314
Oil and gas (10.8%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			4,435,000	4,379,563

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			1,047,000	1,109,820

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			845,000	904,150

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			3,855,000	3,999,563

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			860,000	913,750

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			1,310,000	1,403,338

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			2,135,000	2,348,500

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			4,636,000	5,053,240

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,880,000	2,152,600

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			2,785,000	3,077,425

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	790,000	1,099,869

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$1,945,000	2,168,675

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			675,000	702,000

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			2,580,000	2,708,999

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			1,255,000	1,317,750

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			2,650,000	2,891,813

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,480,000	1,515,150

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			1,222,000	1,261,715

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			2,246,000	1,302,680

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			4,450,000	4,605,750

Continental Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			1,020,000	1,030,200

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			5,090,000	5,471,750

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 7 1/8s, 2022			905,000	968,350

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 7 1/8s, 2021			1,370,000	1,411,100

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			2,062,000	2,304,285

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			1,280,000	1,404,800

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			4,173,000	4,152,135

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			1,010,000	1,070,600

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			1,865,000	1,827,700

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			4,030,000	4,140,825

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			2,345,000	2,491,563

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			5,990,000	6,094,824

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			235,000	252,625

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			2,825,000	3,036,875

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			3,785,000	4,258,125

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			905,000	995,500

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			3,579,000	4,053,218

Linn Energy LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			2,510,000	2,553,925

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2019			2,000,000	2,015,000

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			699,000	615,120

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			1,755,000	1,816,425

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			1,175,000	1,204,375

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			2,825,000	2,316,500

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			2,585,000	2,765,950

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			490,000	508,375

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024			1,130,000	1,186,500

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			3,790,000	3,941,600

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			1,445,000	1,564,213

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			4,985,000	5,109,625

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			4,078,000	4,557,165

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			915,000	969,900

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			1,080,000	1,169,100

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			1,070,000	1,086,050

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			4,155,000	4,570,500

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			815,000	817,038

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			4,071,000	4,539,165

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			1,060,000	1,110,350

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			5,360,000	5,587,799

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			580,000	597,400

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			890,000	930,050

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			2,340,000	2,468,700

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			1,255,000	1,345,988

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			1,105,000	1,207,213

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			435,000	478,500

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			1,970,000	2,122,675

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			2,200,000	2,332,000

Whiting Petroleum Corp. company guaranty notes 7s, 2014			2,107,000	2,170,210

Williams Cos., Inc. (The) notes 7 3/4s, 2031			293,000	360,338

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			639,000	803,096

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			890,000	958,975

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			3,115,000	3,309,688

				158,970,333
Publishing (0.1%)

American Media, Inc. 144A notes 13 1/2s, 2018			334,251	320,881

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			1,051,000	1,050,999

				1,371,880
Regional Bells (0.8%)

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			415,000	440,937

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			205,000	209,869

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			2,680,000	2,820,700

CyrusOne LP/CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			885,000	944,738

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			2,045,000	2,341,525

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			3,925,000	4,518,655

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			675,000	708,750

				11,985,174
Retail (3.0%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			2,035,000	2,279,200

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			800,000	919,000

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			760,000	824,600

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			3,126,000	3,145,569

Bon-Ton Department Stores, Inc. (The) 144A notes 8s, 2021			2,045,000	2,098,681

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			2,690,000	3,002,713

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			545,000	553,856

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023			3,442,000	3,476,419

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			1,085,000	1,154,169

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			2,845,000	3,257,525

L Brands, Inc. sr. notes 5 5/8s, 2022			1,155,000	1,235,850

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			2,771,000	2,899,186

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			2,905,000	3,057,513

Neiman-Marcus Group, Inc. (The) company guaranty sr. notes 7 1/8s, 2028			1,711,000	1,779,440

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			2,930,000	3,021,562

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022			2,165,000	2,281,369

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,455,000	1,589,588

Petco Holdings, Inc. 144A sr. notes 8 1/2s, 2017(PIK)			1,395,000	1,433,363

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021			1,580,000	1,560,250

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			2,400,000	2,541,000

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			2,175,000	2,237,553

				44,348,406
Technology (4.0%)

Alcatel-Lucent USA, Inc. sr. unsec. unsub. notes 6.45s, 2029			1,029,000	825,773

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			1,486,000	1,248,240

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			3,795,000	3,538,838

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			2,850	2,936

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			2,700,000	2,781,000

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			1,375,000	1,577,813

Ceridian Corp. 144A sr. unsec. notes 11s, 2021			2,729,000	3,138,350

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			2,227,000	2,421,863

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			4,946,000	5,403,504

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			4,316,000	4,574,960

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			2,680,000	2,827,400

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			1,880,000	1,922,300

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			1,950,000	1,886,625

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			1,447,000	1,635,110

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			1,361,000	1,500,503

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			4,500,000	4,893,750

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			1,390,000	1,567,225

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			1,205,000	1,412,863

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			975,000	1,088,344

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			960,000	1,042,800

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			2,261,000	2,125,339

NXP BV/NXP Funding, LLC 144A sr. unsec. notes 5 3/4s, 2023 (Netherlands)			690,000	717,600

Softbank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			2,590,000	2,620,955

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			1,400,000	1,473,500

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			3,173,000	3,490,300

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			2,610,000	2,851,425

				58,569,316
Telecommunications (7.1%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017			1,050,000	1,217,999

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			1,921,000	2,053,165

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			979,000	1,046,355

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			1,020,000	1,106,700

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			1,895,000	1,918,688

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			940,000	1,020,746

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			3,010,000	3,205,650

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			1,695,000	1,762,800

Equinix, Inc. sr. unsec. notes 7s, 2021			1,285,000	1,432,775

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			2,130,000	2,327,025

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			3,000,000	3,352,500

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			2,026,000	2,226,068

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			1,285,000	1,338,006

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			1,914,000	2,025,012

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			5,415,000	5,794,050

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			5,947,000	6,251,783

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			868,000	956,970

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			1,980,000	2,178,000

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			470,000	508,775

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			2,229,000	2,346,023

Lynx I Corp. 144A sr. notes 5 3/8s, 2021			1,065,000	1,104,938

Lynx II Corp. 144A sr. unsec. notes 6 3/8s, 2023			1,065,000	1,112,925

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			1,855,000	2,021,950

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			3,166,000	3,348,045

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			3,159,000	3,309,053

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016 (Mexico)			425,000	429,250

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019 (Mexico)			613,000	551,700

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021 (Mexico)			2,677,000	2,235,294

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			410,000	454,075

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			2,025,000	1,969,313

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			3,230,000	3,674,125

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			1,500,000	1,723,208

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			2,436,000	2,834,030

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			982,000	1,075,290

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			725,000	754,000

Sprint Capital Corp. company guaranty 6 7/8s, 2028			5,247,000	5,247,000

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			2,055,000	2,368,388

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			2,665,000	2,878,200

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			2,210,000	2,585,700

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			1,415,000	1,535,275

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			4,506,000	5,474,789

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			1,180,000	1,295,050

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			1,959,000	2,125,515

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	500,000	687,594

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$2,375,000	2,475,938

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			875,000	920,938

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)(PIK)			1,281,181	1,351,646

Windstream Corp. company guaranty sr. unsec. notes 6 3/8s, 2023			1,235,000	1,219,563

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			825,000	895,125

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			201,000	202,508

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,938,000	2,228,700

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			547,000	588,025

				104,746,240
Telephone (0.3%)

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			540,000	558,225

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			3,333,000	3,324,667

				3,882,892
Textiles (0.2%)

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			1,795,000	1,978,988

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			905,000	968,350

				2,947,338
Transportation (1.2%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			5,095,000	5,483,493

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			3,776,000	4,134,720

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			2,850,000	3,056,625

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			2,345,000	2,679,163

Watco Cos LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			2,010,000	2,115,525

				17,469,526
Utilities and power (4.6%)

AES Corp. (VA) sr. unsec. notes 8s, 2020			1,291,000	1,549,200

AES Corp. (VA) sr. unsec. unsub. notes 9 3/4s, 2016			270,000	319,950

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			2,405,000	2,819,863

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			2,965,000	3,469,050

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			950,000	933,375

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			2,007,000	2,202,683

Calpine Corp. 144A sr. notes 7 1/4s, 2017			4,648,000	4,857,159

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037			3,047,000	3,621,972

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			3,010,000	3,243,275

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			2,590,000	3,238

El Paso Corp. sr. unsec. notes 7s, 2017			1,000,000	1,139,034

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031			121,000	134,764

El Paso Natural Gas Co. debs. 8 5/8s, 2022			1,597,000	2,163,914

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			2,124,000	2,418,705

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022			2,875,000	3,273,906

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			940,000	1,065,725

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			3,360,000	3,855,600

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			1,035,000	1,115,213

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			695,000	774,925

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			4,105,000	4,659,175

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			1,515,000	1,598,325

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			870,000	857,619

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			2,225,000	2,514,250

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			2,425,000	2,740,250

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			610,000	712,175

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			1,050,000	1,170,750

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			5,036,000	5,615,139

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			1,560,000	1,894,817

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015			265,000	300,775

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,720,000	1,806,000

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			200,000	216,500

Regency Energy Partners LP 144A company guaranty sr. unsec. notes 4 1/2s, 2023			2,100,000	2,079,000

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			639,000	830,614

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			2,756,000	881,920

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			1,345,000	1,055,825

				67,894,685

Total corporate bonds and notes (cost $1,188,806,310)				$1,257,818,053

SENIOR LOANS (5.0%)(a)(c)
			Principal amount	Value

Capital goods (0.1%)

Mirror Bidco Corp. bank term loan FRN 5 1/4s, 2019 (Luxembourg)			$1,316,700	$1,326,574

				1,326,574
Communication services (0.4%)

Asurion Corp. bank term loan FRN 11s, 2019			2,085,000	2,225,738

Cricket Communications, Inc. bank term loan FRN Ser. C, 4 3/4s, 2020			3,550,000	3,565,974

				5,791,712
Consumer cyclicals (2.2%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018			537,300	541,733

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019			1,361,588	1,369,151

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			369,767	371,924

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.454s, 2018			5,300,653	4,739,118

CCM Merger, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017			3,706,783	3,736,129

Chrysler Group, LLC bank term loan FRN Ser. B, 6s, 2017			93,571	94,657

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 7.024s, 2019			4,046,000	3,769,525

Cumulus Media Holdings, Inc. bank term loan FRN 7 1/2s, 2019			1,694,746	1,756,888

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.2s, 2014(PIK)			1,359,502	1,312,599

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.2s, 2014(PIK)			773,836	747,139

Harrah's bank term loan FRN Ser. B, 9 1/2s, 2016			832,050	833,783

J. Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2018			636,470	639,912

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018			1,945,000	1,970,933

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018			2,142,000	2,139,706

Travelport, LLC bank term loan FRN 9 1/2s, 2016			3,482,499	3,621,799

Travelport, LLC bank term loan FRN 8 3/8s, 2016			3,088,947	3,061,918

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 1/2s, 2020			1,378,758	1,374,450

				32,081,364
Consumer staples (0.1%)

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			2,010,000	2,029,262

				2,029,262
Energy (0.6%)

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			2,613,102	2,572,272

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)			875,000	883,021

Plains Exploration & Production Co. bank term loan FRN Class B, 5 1/4s, 2019			2,305,000	2,303,848

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			2,309,213	2,331,891

				8,091,032
Financials (0.4%)

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			2,041	2,067

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017			600,000	639,000

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019			3,765,000	3,793,237

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			960,550	962,651

				5,396,955
Health care (0.5%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			1,915,200	1,943,928

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			2,020,525	2,032,431

Kinetic Concepts, Inc. bank term loan FRN Ser. C1, 5 1/2s, 2018			681,562	690,786

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			1,437,784	1,441,978

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			2,096,645	2,114,117

				8,223,240
Technology (0.1%)

Alcatel-Lucent USA, Inc. bank term loan FRN Ser. C, 7 1/4s, 2018			947,625	957,495

				957,495
Transportation (0.2%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018			2,860,000	2,860,000

				2,860,000
Utilities and power (0.4%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.724s, 2017			8,579,407	6,212,031

				6,212,031

Total senior loans (cost $73,734,837)				$72,969,665

COMMON STOCKS (2.3%)(a)
			Shares	Value

Air Methods Corp.			40,230	$1,506,211

Altra Holdings, Inc.			2,691	77,528

CIT Group, Inc.(NON)			22,503	1,036,938

Deepocean Group (Shell) (acquired 06/09/11, cost $1,116,503) (Norway)(RES)			76,862	1,152,930

DISH Network Corp. Class A			46,755	1,801,938

FelCor Lodging Trust, Inc.(NON)(R)			182,130	1,121,921

General Motors Co.(NON)			85,011	2,881,022

Gulfport Energy Corp.(NON)			55,500	2,646,795

Harry & David Holdings, Inc.(NON)			2,716	339,500

Healthways, Inc.(NON)			49,276	662,762

Huntsman Corp.			70,575	1,372,684

Kodiak Oil & Gas Corp.(NON)			250,980	2,203,604

LyondellBasell Industries NV Class A			23,150	1,542,948

Manitowoc Co., Inc. (The)			74,060	1,556,001

Motors Liquidation Co. GUC Trust (Units)(NON)			5,059	159,359

Newfield Exploration Co.(NON)			29,820	709,418

NII Holdings, Inc.(NON)			156,645	1,207,732

Quicksilver Resources, Inc.(NON)			100,635	223,410

Quintiles Transnational Corp.(NON)			19,024	837,817

Rite Aid Corp.(NON)			982,723	2,889,206

Terex Corp.(NON)			49,414	1,772,480

Tribune Co.(NON)			24,806	1,407,741

Tribune Co. Class 1C(F)			2,165,993	541,498

Trump Entertainment Resorts, Inc.(NON)			3,732	9,330

Vantage Drilling Co.(NON)			1,323,615	2,541,341

W.R. Grace & Co.(NON)			21,810	1,843,163

Total common stocks (cost $34,489,463)				$34,045,277

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)
			Shares	Value

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)			72,377	$1,521,365

EPR Properties Ser. C, $1.44 cv. pfd.			114,663	2,734,001

General Motors Co. Ser. B, $2.375 cv. pfd.			55,378	2,710,061

MetLife, Inc. $3.75 cv. pfd.			33,585	1,788,737

United Technologies Corp. $3.75 cv. pfd.			26,200	1,580,908

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			1,725	2,160,563

Total convertible preferred stocks (cost $12,265,001)				$12,495,635

PREFERRED STOCKS (0.5%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			3,362	$3,296,020

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			98,915	2,633,117

M/I Homes, Inc. $2.438 pfd.(NON)			53,597	1,331,885

Total preferred stocks (cost $5,495,246)				$7,261,022

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
			Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$268,000	$331,985

DFC Global Corp. 144A cv. sr. unsec. unsub. notes 3 1/4s, 2017			1,415,000	1,448,677

Exide Technologies cv. sr. sub. notes FRN zero %, 2013 (In default)(NON)			1,442,000	187,460

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			1,380,000	1,719,824

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			550,000	605,688

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			1,380,000	2,715,150

Total convertible bonds and notes (cost $6,810,287)				$7,008,784

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	420	$28,035

General Motors Co.	7/10/19	18.33	18,319	307,759

General Motors Co.	7/10/16	10.00	18,319	448,632

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	25.50	672,570	—

Total warrants (cost $770,298)				$784,426

SHORT-TERM INVESTMENTS (3.9%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.01%(AFF)			56,329,185	$56,329,185

U.S. Treasury Bills with effective yields ranging from 0.15% to 0.16%, July 25, 2013(SEGSF)			$842,000	841,805

Total short-term investments (cost $57,170,990)				$57,170,990

TOTAL INVESTMENTS

Total investments (cost $1,379,542,432)(b)				$1,449,553,852

FORWARD CURRENCY CONTRACTS at 5/31/13 (aggregate face value $33,613,705) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	7/17/13	$256,691	$261,305	$4,614
	Euro	Sell	6/19/13	939,532	938,585	(947)
Barclays Bank PLC
	British Pound	Sell	6/19/13	4,007,462	3,958,942	(48,520)
	Euro	Sell	6/19/13	2,191,419	2,192,580	1,161
Citibank, N.A.
	Euro	Sell	6/19/13	93,199	93,241	42
Credit Suisse International
	Euro	Sell	6/19/13	2,738,136	2,739,461	1,325
Deutsche Bank AG
	Euro	Sell	6/19/13	2,849,794	2,851,501	1,707
Goldman Sachs International
	Euro	Sell	6/19/13	602,871	602,819	(52)
HSBC Bank USA, National Association
	Euro	Sell	6/19/13	1,835,520	1,835,772	252
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/17/13	843,787	858,723	14,936
	Euro	Sell	6/19/13	2,437,611	2,438,912	1,301
Royal Bank of Scotland PLC (The)
	Euro	Buy	6/19/13	2,067,673	2,060,604	7,069
	Euro	Sell	6/19/13	2,067,673	2,067,958	285
State Street Bank and Trust Co.
	Canadian Dollar	Sell	7/17/13	3,074,035	3,128,052	54,017
	Euro	Sell	6/19/13	2,448,530	2,449,093	563
UBS AG
	Euro	Sell	6/19/13	2,343,372	2,337,900	(5,472)
WestPac Banking Corp.
	Canadian Dollar	Sell	7/17/13	449,692	457,724	8,032
	Euro	Sell	6/19/13	2,339,212	2,340,533	1,321

Total						$41,634

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through May 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,470,033,276.
(b)	The aggregate identified cost on a tax basis is $1,379,632,425, resulting in gross unrealized appreciation and depreciation of $95,389,133 and $25,467,706, respectively, or net unrealized appreciation of $69,921,427.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,152,930, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$50,219,752	$223,549,707	$273,769,459	$18,623	$—
	Putnam Short Term Investment Fund *	—	136,264,825	79,935,640	792	56,329,185
	Totals	$50,219,752	$359,814,532	$353,705,099	$19,415	$56,329,185
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $905,638 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $52,883 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $20,000.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$4,758,795	$—	$—
Capital goods	3,406,009	—	—
Communication services	3,009,670	—	—
Consumer cyclicals	5,570,043	9,330	541,498
Consumer staples	2,889,206	339,500	—
Energy	8,324,568	1,152,930	—
Financials	1,036,938	—	—
Health care	3,006,790	—	—
Total common stocks	32,002,019	1,501,760	541,498
Convertible bonds and notes	—	7,008,784	—
Convertible preferred stocks	1,580,908	10,914,727	—
Corporate bonds and notes	—	1,257,818,053	—
Preferred stocks	—	7,261,022	—
Senior loans	—	72,969,665	—
Warrants	756,391	28,035	—
Short-term investments	56,329,185	841,805	—

Totals by level	$90,668,503	$1,358,343,851	$541,498

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$41,634	$—

Totals by level	$—	$41,634	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$96,625	$54,991
Equity contracts	784,426	—

Total	$881,051	$54,991

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$31,400,000
Warrants (number of warrants)	710

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 26, 2013